CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS	7. CASH AND CASH EQUIVALENTS

	December 31	December 31
	2020	2019

Cash	$23,210	$6,313
Short-term bank deposits	532	528

	$23,742	$6,841